Credit Facilities and Notes Payable - Schedule of Company's Senior Secured Credit Facilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Line Of Credit Facility [Line Items]
Borrowing Capacity	$ 1,385,000	$ 425,000
Outstanding Amount	829,440	154,941
Senior Secured Credit Facilities With Financial Institutions
Line Of Credit Facility [Line Items]
Borrowing Capacity	85,000	200,000
Revolving Credit Facility [Member]
Line Of Credit Facility [Line Items]
Outstanding Amount	81,926	105,397
Two Thousand and Twenty Two August Revolving Credit Facility [Member] | Senior Secured Credit Facilities With Financial Institutions
Line Of Credit Facility [Line Items]
Borrowing Capacity		200,000
Outstanding Amount		$ 49,544
Weighted- Average Interest Rate		3.72%
Two Thousand and Twenty Two August Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Line Of Credit Facility [Line Items]
Borrowing Capacity	400,000
Outstanding Amount	$ 365,392
Weighted- Average Interest Rate	2.60%
End of Revolving / Withdrawal Period	Aug. 31, 2022
Maturity Date	Aug. 31, 2022
Two Thousand and Twenty Two December Revolving Credit Facility [Member] | Senior Secured Credit Facilities With Financial Institutions
Line Of Credit Facility [Line Items]
Borrowing Capacity		$ 225,000
Outstanding Amount		$ 105,397
Weighted- Average Interest Rate		5.28%
Two Thousand and Twenty Two December Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Line Of Credit Facility [Line Items]
Borrowing Capacity	$ 85,000
Outstanding Amount	$ 81,926
Weighted- Average Interest Rate	4.10%
End of Revolving / Withdrawal Period	Dec. 31, 2022
Maturity Date	Dec. 31, 2022
Two Thousand And Twenty Four December Revolving Credit Facility Member | Revolving Credit Facility [Member]
Line Of Credit Facility [Line Items]
Borrowing Capacity	$ 500,000
Outstanding Amount	$ 7,059
Weighted- Average Interest Rate	2.60%
End of Revolving / Withdrawal Period	Dec. 31, 2023
Maturity Date	Dec. 31, 2024
Two Thousand And Twenty Four March Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Line Of Credit Facility [Line Items]
Borrowing Capacity	$ 400,000
Outstanding Amount	$ 375,063
Weighted- Average Interest Rate	2.60%
End of Revolving / Withdrawal Period	Sep. 30, 2023
Maturity Date	Mar. 31, 2024